Inventory	9 Months Ended	12 Months Ended
	Apr. 30, 2012	Jul. 31, 2011
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
5.	Inventory

Inventory consists of the following:

	April 30, 2012	July 31, 2011
Raw materials	$—	$502,195
Finished goods	—	215,247
Total	$—	$717,442

At July 31, 2011, 70% of the inventory related to the Company’s Oral-lyn™ product which was expected to be used primarily in future clinical trials, while the remainder at July 31, 2011 related to the Company’s over-the-counter confectionary products. As the Company is no longer focusing resources on the sale of the over-the-counter confectionary products, the Company took a write-down of approximately $207,000 in the nine months ended April 30, 2012 related to the remaining raw materials and finished goods pertaining to this product line which is included in research and development expenses. The Company took a write-down of approximately $501,000 in the nine months ended April 30, 2012, pertaining to the remaining raw material inventory related to Oral-lyn™, as such inventory was not expected to be used up in clinical trials prior to its expiration date.

Note 7 - Inventory:
Inventory consists of the following:
	July 31,
	2011	2010

Raw materials	$502,195	$962,035
Finished goods	215,247	949,848
Total	$717,442	$1,911,883

At July 31, 2011 and 2010, approximately 70% and 60%, respectively, of the inventory related to the Company’s Oral-lyn™ product, while the remainder in each year related to the Company’s over-the-counter confectionary products.